Debt - Convertible Notes (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 19, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Gain on extinguishment of debt		$ (939)	$ 0
Convertible Debt | Convertible Notes
Debt Instrument [Line Items]
Debt, face amount		$ 26,050
Interest rate percentage		8.00%
Conversion price multiplier		85.00%
Interest expense		$ 1,364
Gain on extinguishment of debt	$ 240